Stockholders' equity (deficiency) - Schedule of outstanding under the legacy plan (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	288,183
Granted	491,817	30,000		152,698
Ending balance	778,750		288,183
Performance stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance			120,000
Cancelled			(120,000)
Granted					140,000
Forfeited					(20,000)
Ending balance					120,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	288,183		262,683		112,085
Granted	491,817		30,000		152,698
Forfeited					(2,100)
Ending balance	778,750		288,183		262,683
Expired	(1,250)		(4,500)
Beginning balance	$ 22.31		$ 24.27		$ 41.81
Granted	0.61		6.10		11.35
Expired	40.00		28.37
Forfeited					21.10
Ending balance	$ 8.58		$ 22.31		$ 24.27